JPMorgan International Bond Opportunities ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 66.2%
Australia — 0.7%
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR150,000	148,394
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,086,645
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	458,463
6.38%, 10/6/2030 (b)	29,000	30,918
2.85%, 4/27/2031 (b)	450,000	396,604
2.63%, 9/23/2031 (b)	398,000	343,022
5.63%, 4/4/2034 (b)	933,000	957,720
		3,421,766
Austria — 0.2%
Benteler International AG
9.38%, 5/15/2028 (b)	EUR116,000	128,792
9.38%, 5/15/2028 (a)	EUR900,000	999,247
		1,128,039
Belgium — 0.9%
Azelis Finance NV 5.75%, 3/15/2028 (a)	EUR1,200,000	1,308,045
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR1,000,000	1,149,072
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (f)	200,000	204,924
Ontex Group NV 3.50%, 7/15/2026 (a)	EUR1,100,000	1,151,150
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	839,081
		4,652,272
Brazil — 0.5%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	337,859
Guara Norte SARL 5.20%, 6/15/2034 (b)	269,149	252,125
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	208,814
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	43,110
7.00%, 3/16/2047 (a)	200,000	213,934
Vale Overseas Ltd.
6.13%, 6/12/2033	875,000	902,519
6.40%, 6/28/2054	700,000	707,385
		2,665,746
Canada — 0.7%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	420,000	358,427
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (f)	570,000	533,667
Canadian Pacific Railway Co. 3.50%, 5/1/2050	90,000	67,651
Emera US Finance LP 2.64%, 6/15/2031	1,272,000	1,095,247
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (f)	236,000	238,404
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	1,253,000	1,325,649
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (f)	123,000	136,978
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (f)	57,000	56,674
		3,812,697

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	336,954	256,223
China — 0.1%
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a) (g)	530,000	49,025
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	191,500
		240,525
Colombia — 0.0% ^
AL Candelaria -spain- SA 5.75%, 6/15/2033 (b)	250,000	203,750
Denmark — 0.7%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (f)	EUR500,000	490,842
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (f)	EUR1,800,000	2,044,537
Orsted A/S (EUR Swap Annual 5 Year + 2.62%), 5.25%, 12/8/3022 (a) (f)	EUR800,000	868,649
		3,404,028
France — 10.0%
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,097,085
1.38%, 5/13/2031 (a)	EUR300,000	291,137
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (a) (d) (e) (f)	EUR1,000,000	1,105,646
Altice France SA
5.88%, 2/1/2027 (a)	EUR1,350,000	1,153,603
3.38%, 1/15/2028 (a)	EUR2,100,000	1,702,640
4.13%, 1/15/2029 (a)	EUR300,000	242,175
Autoroutes du Sud de la France SA
1.13%, 4/20/2026 (a)	EUR800,000	829,676
3.25%, 1/19/2033 (a)	EUR600,000	640,819
AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (f)	EUR600,000	635,126
Banijay Entertainment SAS
7.00%, 5/1/2029 (a)	EUR1,050,000	1,164,867
7.00%, 5/1/2029 (b)	EUR218,000	241,849
Bertrand Franchise Finance SAS
6.50%, 7/18/2030 (b)	EUR150,000	166,904
6.50%, 7/18/2030 (a)	EUR700,000	778,886
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	1,000,000	1,042,294
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR400,000	455,311
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (b) (c) (d) (e) (f)	200,000	200,460
(SOFR + 1.92%), 5.91%, 11/19/2035 (b) (f)	870,000	868,302
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (f)	2,038,000	2,054,913
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (f)	EUR400,000	405,156
4.38%, 7/13/2028 (a)	EUR900,000	992,880
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	1,385,000	1,153,531
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (f)	250,000	211,094
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR939,000	824,850
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR520,000	318,166

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (f)	1,000,000	956,968
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (f)	GBP500,000	642,180
2.00%, 3/25/2029 (a)	EUR200,000	201,070
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (f)	1,545,000	1,616,072
(USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (b) (c) (d) (e) (f)	480,000	462,385
Electricite de France SA
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR400,000	399,156
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (a) (d) (e) (f)	EUR800,000	928,883
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR1,800,000	1,753,136
6.25%, 5/23/2033 (b)	500,000	535,610
Elis SA 1.63%, 4/3/2028 (a)	EUR1,400,000	1,408,743
ELO SACA
3.25%, 7/23/2027 (a)	EUR500,000	464,971
6.00%, 3/22/2029 (a)	EUR300,000	266,697
Eutelsat SA 1.50%, 10/13/2028 (a)	EUR200,000	161,970
Forvia SE
3.13%, 6/15/2026 (a)	EUR600,000	625,097
2.38%, 6/15/2027 (a)	EUR1,100,000	1,101,995
3.75%, 6/15/2028 (a)	EUR1,450,000	1,486,880
Iliad Holding SASU
5.63%, 10/15/2028 (a)	EUR450,000	485,985
6.88%, 4/15/2031 (b)	EUR280,000	315,123
iliad SA
5.38%, 6/14/2027 (a)	EUR600,000	661,514
1.88%, 2/11/2028 (a)	EUR1,000,000	1,002,334
5.63%, 2/15/2030 (a)	EUR1,500,000	1,684,015
Loxam SAS
2.88%, 4/15/2026 (a)	EUR300,000	314,718
4.50%, 2/15/2027 (b)	EUR288,000	307,095
Orange SA (EUR Swap Annual 5 Year + 2.10%), 1.75%, 7/15/2028 (a) (d) (e) (f)	EUR1,100,000	1,078,242
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR873,000	909,863
7.25%, 11/17/2029 (b)	EUR182,000	203,830
7.25%, 11/17/2029 (a)	EUR600,000	671,967
Picard Groupe SAS 6.38%, 7/1/2029 (a)	EUR500,000	546,889
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (a) (f)	EUR500,000	542,323
Renault SA
1.25%, 6/24/2025 (a)	EUR500,000	521,533
2.00%, 9/28/2026 (a)	EUR900,000	932,443
2.50%, 6/2/2027 (a)	EUR400,000	414,508
1.13%, 10/4/2027 (a)	EUR1,500,000	1,490,810
Rexel SA 2.13%, 6/15/2028 (a)	EUR1,300,000	1,311,653
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (b) (c) (d) (e) (f)	400,000	377,080
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (b) (c) (d) (e) (f)	440,000	471,693
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (b) (c) (d) (e) (f)	1,050,000	1,037,539

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	448,096
SPIE SA 2.63%, 6/18/2026 (a)	EUR600,000	627,557
TotalEnergies Capital International SA 3.13%, 5/29/2050	1,240,000	865,424
TotalEnergies Capital SA 5.28%, 9/10/2054	140,000	136,830
Valeo SE 5.38%, 5/28/2027 (a)	EUR800,000	876,847
Veolia Environnement SA (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (d) (e) (f)	EUR400,000	408,252
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	99,573
Viridien 7.75%, 4/1/2027 (a)	EUR604,000	632,356
		50,965,275
Germany — 5.5%
Adler Pelzer Holding GmbH
9.50%, 4/1/2027 (a)	EUR500,000	500,656
9.50%, 4/1/2027 (b)	EUR308,000	308,404
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (b) (f)	400,000	396,100
ASK Chemicals Deutschland Holding GmbH 10.00%, 11/15/2029 (b)	EUR382,000	406,706
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (f)	EUR1,900,000	2,131,306
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR1,200,000	1,288,390
Cheplapharm Arzneimittel GmbH
3.50%, 2/11/2027 (a)	EUR600,000	616,614
4.38%, 1/15/2028 (a)	EUR900,000	923,836
Commerzbank AG
(EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (f)	EUR300,000	318,043
(EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (a) (c) (d) (e) (f)	EUR200,000	228,036
CT Investment GmbH
6.38%, 4/15/2030 (b)	EUR197,000	215,674
6.38%, 4/15/2030 (a)	EUR750,000	821,095
Deutsche Bank AG
(SOFR + 2.26%), 3.74%, 1/7/2033 (f)	450,000	388,036
(SOFR + 2.05%), 5.40%, 9/11/2035 (f)	1,160,000	1,130,850
Deutsche Lufthansa AG 2.88%, 2/11/2025 (a)	EUR900,000	950,012
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (a) (f)	EUR800,000	808,701
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR1,250,000	1,462,970
IHO Verwaltungs GmbH
8.75% (Cash), 5/15/2028 (b) (h)	EUR263,169	294,790
8.75% (Cash), 5/15/2028 (a) (h) (i)	EUR700,000	784,109
7.00% (Cash), 11/15/2031 (b) (h)	EUR543,000	586,319
Nidda Healthcare Holding GmbH
7.50%, 8/21/2026 (a)	EUR792,715	862,832
7.00%, 2/21/2030 (a)	EUR600,000	664,244
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (a)	EUR1,100,000	1,209,550
ProGroup AG
5.13%, 4/15/2029 (b)	EUR110,000	113,267
5.13%, 4/15/2029 (a)	EUR400,000	411,879
5.38%, 4/15/2031 (a)	EUR400,000	409,533
Schaeffler AG 3.38%, 10/12/2028 (a)	EUR1,300,000	1,340,461
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR1,098,997	1,162,585

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — continued
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (b)	EUR146,000	158,535
5.38%, 7/15/2029 (a)	EUR500,000	542,926
thyssenkrupp AG 2.50%, 2/25/2025 (a)	EUR400,000	420,797
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR700,000	735,475
TUI Cruises GmbH
6.50%, 5/15/2026 (a)	EUR84,670	90,661
6.25%, 4/15/2029 (b)	EUR124,000	137,654
6.25%, 4/15/2029 (a)	EUR650,000	721,575
Volkswagen International Finance NV
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR300,000	310,861
3.25%, 11/18/2030 (a)	EUR600,000	626,027
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR200,000	216,008
ZF Europe Finance BV
2.00%, 2/23/2026 (a)	EUR900,000	927,870
2.50%, 10/23/2027 (a)	EUR600,000	594,919
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR1,000,000	964,284
3.75%, 9/21/2028 (a)	EUR1,000,000	1,001,065
		28,183,655
India — 0.1%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	179,000	171,393
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	368,688	340,040
		511,433
Indonesia — 0.2%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	200,000	200,938
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	379,250
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)	200,000	196,400
		776,588
Ireland — 1.8%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	650,740
5.75%, 6/6/2028	342,000	352,621
4.63%, 9/10/2029	150,000	148,120
3.30%, 1/30/2032	258,000	228,932
AIB Group plc
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (a) (c) (d) (e) (f)	EUR700,000	746,198
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (a) (f)	EUR300,000	334,277
Avolon Holdings Funding Ltd.
2.88%, 2/15/2025 (b)	265,000	263,259
5.50%, 1/15/2026 (b)	315,000	315,586
4.38%, 5/1/2026 (b)	60,000	58,697
3.25%, 2/15/2027 (b)	505,000	485,305
6.38%, 5/4/2028 (b)	285,000	295,816
5.75%, 3/1/2029 (b)	1,430,000	1,463,646
5.75%, 11/15/2029 (b)	567,000	580,636

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ireland — continued
Bank of Ireland Group plc (EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (a) (c) (d) (e) (f)	EUR600,000	638,802
eircom Finance DAC
3.50%, 5/15/2026 (a)	EUR1,200,000	1,260,175
5.75%, 12/15/2029 (a)	EUR610,000	664,117
SMBC Aviation Capital Finance DAC 5.55%, 4/3/2034 (b)	575,000	584,467
		9,071,394
Italy — 6.1%
Agrifarma SpA 4.50%, 10/31/2028 (a)	EUR1,450,000	1,518,911
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (a)	EUR1,650,000	1,905,330
Enel Finance International NV
1.63%, 7/12/2026 (b) (j)	1,010,000	960,196
3.50%, 4/6/2028 (b)	200,000	192,081
2.13%, 7/12/2028 (b) (j)	425,000	386,990
0.75%, 6/17/2030 (a) (j)	EUR200,000	187,919
0.88%, 1/17/2031 (a)	EUR493,000	459,612
2.50%, 7/12/2031 (b) (j)	536,000	457,377
5.00%, 6/15/2032 (b)	200,000	198,801
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR800,000	837,183
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR300,000	276,208
Eni SpA 4.25%, 5/9/2029 (b)	250,000	245,411
Generali
2.43%, 7/14/2031 (a)	EUR200,000	196,799
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (f)	EUR200,000	222,243
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR434,000	436,615
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (a)	EUR480,000	482,857
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e) (f)	EUR276,000	305,517
5.25%, 1/13/2030 (a)	EUR1,595,000	1,868,427
(EURIBOR 3 Month + 1.48%), 3.85%, 9/16/2032 (a) (f)	EUR150,000	162,244
6.63%, 6/20/2033 (b)	1,220,000	1,300,171
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (f)	680,000	543,656
Lottomatica Group Spa
7.13%, 6/1/2028 (a)	EUR1,100,000	1,223,452
7.13%, 6/1/2028 (b)	EUR237,000	263,598
5.38%, 6/1/2030 (b)	EUR191,000	208,373
5.38%, 6/1/2030 (a)	EUR150,000	163,643
Mundys SpA
1.88%, 7/13/2027 (a)	EUR450,000	459,740
1.88%, 2/12/2028 (a)	EUR1,100,000	1,107,210
4.75%, 1/24/2029 (a)	EUR1,100,000	1,212,317
Neopharmed Gentili SpA
7.13%, 4/8/2030 (b)	EUR328,000	367,064
7.13%, 4/8/2030 (a)	EUR600,000	671,459
Optics Bidco SpA
2.88%, 1/28/2026 (a)	EUR200,000	209,714
3.63%, 5/25/2026 (a)	EUR400,000	423,228

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
2.38%, 10/12/2027 (a)	EUR500,000	509,882
6.88%, 2/15/2028 (a)	EUR1,004,000	1,155,139
1.63%, 1/18/2029	EUR802,000	779,844
7.75%, 1/24/2033	EUR430,000	559,810
Pro-Gest SpA 3.25%, 12/15/2024 (a) (g)	EUR477,000	139,879
Rossini Sarl 6.75%, 12/31/2029 (a)	EUR1,000,000	1,116,192
Rossini SARL 6.75%, 12/31/2029 (b)	EUR232,000	258,957
TeamSystem SpA 3.50%, 2/15/2028 (a)	EUR200,000	207,153
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR100,000	129,554
Telecom Italia SpA
6.88%, 2/15/2028 (a)	EUR1,096,000	1,260,481
7.88%, 7/31/2028 (a)	EUR1,560,000	1,860,787
1.63%, 1/18/2029 (a)	EUR498,000	490,888
UniCredit SpA
(EUR Swap Annual 5 Year + 4.93%), 5.38%, 6/3/2025 (a) (c) (d) (e) (f)	EUR400,000	422,898
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (e) (f)	EUR400,000	441,193
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (f)	200,000	190,989
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (f)	EUR600,000	611,198
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (f)	EUR1,100,000	1,230,136
(EUR Swap Annual 5 Year + 2.80%), 2.73%, 1/15/2032 (a) (f)	EUR200,000	207,624
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	410,000	361,216
		31,388,166
Japan — 0.6%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	707,000	672,607
Rakuten Group, Inc. (EUR Swap Annual 5 Year + 4.49%), 4.25%, 4/22/2027 (a) (d) (e) (f)	EUR400,000	389,307
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,122,694
1.00%, 7/9/2029	EUR363,000	354,863
5.30%, 7/5/2034	525,000	532,635
3.03%, 7/9/2040	270,000	204,410
		3,276,516
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	600,000	590,928
5.75%, 4/19/2047 (a)	380,000	339,625
		930,553
Kuwait — 0.0% ^
MEGlobal Canada ULC 5.00%, 5/18/2025 (b)	200,000	199,282
Luxembourg — 2.3%
AccorInvest Group SA (TW + 50.00%), 6.38%, 10/15/2029 (b)	EUR205,000	226,110
Altice Financing SA 3.00%, 1/15/2028 (a)	EUR1,200,000	989,435
Altice Finco SA 4.75%, 1/15/2028 (a)	EUR600,000	374,089
Altice France Holding SA
8.00%, 5/15/2027 (a)	EUR450,000	128,395
8.00%, 5/15/2027 (b)	EUR123,000	35,095

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Luxembourg — continued
4.00%, 2/15/2028 (a)	EUR200,000	49,667
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR703,000	573,887
INEOS Finance plc
3.38%, 3/31/2026 (a)	EUR547,000	576,677
6.63%, 5/15/2028 (a)	EUR500,000	547,978
6.38%, 4/15/2029 (b)	EUR348,000	382,669
6.38%, 4/15/2029 (a)	EUR350,000	384,869
Kleopatra Holdings 2 SCA 6.50%, 9/1/2026 (a)	EUR500,000	449,911
Matterhorn Telecom SA
3.13%, 9/15/2026 (a)	EUR425,000	444,852
4.00%, 11/15/2027 (a)	EUR600,000	634,145
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR200,000	214,531
PLT VII Finance Sarl 6.00%, 6/15/2031 (a)	EUR300,000	329,706
PLT VII Finance SARL 6.00%, 6/15/2031 (b)	EUR977,000	1,073,742
SELP Finance SARL, REIT 0.88%, 5/27/2029 (a)	EUR1,400,000	1,331,347
SES SA
(EURIBOR ICE Swap Rate 5 Year + 3.19%), 2.88%, 5/27/2026 (a) (d) (e) (f)	EUR1,600,000	1,576,400
0.88%, 11/4/2027 (a)	EUR130,000	127,425
Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR1,075,000	1,134,501
		11,585,431
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	436,000	307,458
Mexico — 0.7%
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (f)	200,000	186,626
Bimbo Bakeries USA, Inc. 5.38%, 1/9/2036 (b)	1,000,000	992,650
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (d) (e) (f)	488,000	478,393
Comision Federal de Electricidad 6.45%, 1/24/2035 (b)	366,000	352,641
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (b)	731,000	728,990
Petroleos Mexicanos 6.50%, 1/23/2029	921,000	868,908
Southern Copper Corp. 5.88%, 4/23/2045	140,000	138,964
		3,747,172
Morocco — 0.0% ^
OCP SA 6.88%, 4/25/2044 (a)	200,000	196,626
Netherlands — 2.5%
ABN AMRO Bank NV
4.75%, 7/28/2025 (b)	200,000	199,232
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (c) (d) (e) (f)	EUR200,000	210,029
BE Semiconductor Industries NV 4.50%, 7/15/2031 (a)	EUR900,000	977,230
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR1,000,000	1,034,450
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (f)	890,000	866,199
Flora Food Management BV
6.88%, 7/2/2029 (b)	EUR492,000	537,137
6.88%, 7/2/2029 (a)	EUR500,000	545,871

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Netherlands — continued
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	495,000	489,831
Q-Park Holding I BV
2.00%, 3/1/2027 (a)	EUR400,000	410,294
5.13%, 3/1/2029 (b)	EUR293,000	319,963
5.13%, 3/1/2029 (a)	EUR700,000	764,417
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR171,255	178,876
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR1,000,000	1,022,511
Titan Holdings II BV 5.13%, 7/15/2029 (a)	EUR868,000	930,601
Trivium Packaging Finance BV 3.75%, 8/15/2026 (a) (j)	EUR750,000	784,637
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR1,000,000	964,031
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR500,000	554,503
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR1,900,000	1,812,564
		12,602,376
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	441,715
Norway — 0.6%
Aker BP ASA 6.00%, 6/13/2033 (b)	1,575,000	1,624,946
DNB Bank ASA (U.K. Government Bonds 1 Year Note Generic Bid Yield + 1.35%), 2.63%, 6/10/2026 (a) (f)	GBP1,000,000	1,256,112
		2,881,058
Portugal — 0.9%
EDP Finance BV 1.50%, 11/22/2027 (a)	EUR750,000	766,622
EDP SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (f)	EUR1,000,000	1,041,496
(EUR Swap Annual 5 Year + 2.38%), 1.88%, 8/2/2081 (a) (f)	EUR100,000	102,760
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (f)	EUR400,000	402,292
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (f)	EUR2,200,000	2,439,458
		4,752,628
South Africa — 0.3%
Anglo American Capital plc
4.00%, 9/11/2027 (b)	500,000	486,720
5.50%, 5/2/2033 (b)	1,170,000	1,188,724
		1,675,444
Spain — 4.8%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (d) (e) (f)	EUR900,000	947,463
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (d) (e) (f)	EUR1,200,000	1,225,555
Banco Bilbao Vizcaya Argentaria SA
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (c) (d) (e) (f)	200,000	199,034
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,000,000	1,088,694
Banco de Sabadell SA (EUR Swap Annual 5 Year + 6.83%), 9.38%, 7/18/2028 (a) (c) (d) (e) (f)	EUR400,000	468,341
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	800,000	754,933
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	600,000	656,216
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (a) (c) (d) (e) (f)	EUR400,000	441,721

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	400,000	458,865
CaixaBank SA
1.13%, 3/27/2026 (a)	EUR1,000,000	1,035,947
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (a) (c) (d) (e) (f)	EUR800,000	858,081
(EURIBOR 3 Month + 1.50%), 4.13%, 2/9/2032 (a) (f)	EUR300,000	332,059
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	425,000	459,890
Cellnex Finance Co. SA 2.25%, 4/12/2026 (a)	EUR500,000	524,782
Cirsa Finance International SARL
7.88%, 7/31/2028 (a)	EUR900,000	1,005,762
6.50%, 3/15/2029 (b)	EUR149,000	166,017
6.50%, 3/15/2029 (a)	EUR600,000	668,526
eDreams ODIGEO SA
5.50%, 7/15/2027 (b)	EUR307,000	328,478
5.50%, 7/15/2027 (a)	EUR500,000	534,980
Grifols SA
1.63%, 2/15/2025 (a)	EUR122,749	128,443
2.25%, 11/15/2027 (a)	EUR1,100,000	1,102,832
3.88%, 10/15/2028 (a)	EUR500,000	459,686
Grupo Antolin-Irausa SA
3.50%, 4/30/2028 (a)	EUR550,000	436,636
(TW + 50.00%), 10.38%, 1/30/2030 (b)	EUR198,000	179,111
Iberdrola International BV Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (a) (d) (e) (f)	EUR300,000	309,879
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR942,000	1,002,767
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (a)	EUR1,466,000	1,545,322
5.75%, 4/30/2029 (a)	EUR750,000	826,643
Naturgy Finance Iberia SA (EUR Swap Annual 5 Year + 2.44%), 2.37%, 11/23/2026 (a) (d) (e) (f)	EUR500,000	513,092
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (f)	EUR400,000	423,168
Telefonica Emisiones SA 4.67%, 3/6/2038	150,000	137,645
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (d) (e) (f)	EUR900,000	953,747
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR1,200,000	1,217,158
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR2,800,000	3,191,913
		24,583,386
Sweden — 1.1%
Asmodee Group AB (TW + 50.00%), 5.75%, 12/15/2029 (b) (k)	EUR195,000	206,066
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	1,000,000	903,750
Verisure Holding AB
3.88%, 7/15/2026 (a)	EUR475,000	500,450
3.25%, 2/15/2027 (a)	EUR1,100,000	1,144,582
5.50%, 5/15/2030 (b)	EUR329,000	361,056
5.50%, 5/15/2030 (a)	EUR250,000	274,359
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR1,450,000	1,531,062

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Sweden — continued
Volvo Car AB
2.00%, 1/24/2025 (a)	EUR200,000	210,683
2.50%, 10/7/2027 (a)	EUR400,000	412,094
		5,544,102
Switzerland — 1.3%
Dufry One BV 2.00%, 2/15/2027 (a)	EUR1,375,000	1,404,267
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (a)	EUR900,000	807,845
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	297,872
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)	200,000	198,554
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (f)	322,000	320,536
4.28%, 1/9/2028 (b)	550,000	542,392
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	200,000	217,987
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (a) (f)	EUR400,000	483,840
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (f)	274,000	262,960
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (f)	280,000	235,279
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	561,000	497,800
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	430,000	366,677
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	200,000	229,915
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (f)	EUR700,000	745,032
		6,610,956
Taiwan — 0.3%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	371,727
TSMC Global Ltd.
1.25%, 4/23/2026 (b)	700,000	667,142
2.25%, 4/23/2031 (b)	700,000	606,235
		1,645,104
United Kingdom — 9.1%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (b)	EUR230,000	235,761
7.56%, 7/15/2027 (a)	EUR285,000	291,792
Amber Finco plc
6.63%, 7/15/2029 (b)	EUR215,000	240,394
6.63%, 7/15/2029 (a)	EUR950,000	1,062,207
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR700,000	669,140
4.00%, 9/18/2042	490,000	426,049
Barclays plc (SOFR + 2.22%), 6.49%, 9/13/2029 (f)	270,000	283,594
BAT Capital Corp.
6.34%, 8/2/2030	1,380,000	1,467,113
7.08%, 8/2/2043	1,005,000	1,129,059
Cadent Finance plc 0.63%, 3/19/2030 (a)	EUR800,000	741,078
Centrica plc 4.38%, 3/13/2029 (a)	GBP200,000	248,630
CPUK Finance Ltd. 4.50%, 8/28/2027 (a)	GBP500,000	604,353
EC Finance plc 3.00%, 10/15/2026 (a)	EUR899,000	902,365
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP656,414	701,719

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	788,585
Heathrow Funding Ltd.
1.50%, 10/12/2025 (a)	EUR800,000	836,178
6.75%, 12/3/2026 (a)	GBP300,000	393,883
1.50%, 2/11/2030 (a)	EUR300,000	292,607
1.13%, 10/8/2030 (a)	EUR1,000,000	943,135
6.00%, 3/5/2032 (a)	GBP400,000	509,328
1.88%, 3/14/2034 (a)	EUR250,000	230,770
5.88%, 5/13/2041 (a)	GBP100,000	129,035
HSBC Holdings plc
(SOFR + 3.03%), 7.34%, 11/3/2026 (f)	720,000	735,290
5.75%, 12/20/2027 (a)	GBP200,000	258,760
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	380,000	382,539
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	3,260,000	3,012,798
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	374,000	357,348
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	695,000	614,574
(SOFR + 1.41%), 2.87%, 11/22/2032 (f)	440,000	380,259
(SOFR + 1.90%), 5.87%, 11/18/2035 (f)	450,000	452,558
Iceland Bondco plc
10.88%, 12/15/2027 (a)	GBP400,000	538,635
10.88%, 12/15/2027 (b)	GBP120,000	161,591
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (b)	EUR200,000	226,145
8.50%, 3/15/2029 (a)	EUR600,000	678,434
6.75%, 4/15/2030 (b)	EUR424,000	460,265
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR400,000	411,604
International Consolidated Airlines Group SA 2.75%, 3/25/2025 (a)	EUR100,000	105,499
Jaguar Land Rover Automotive plc
4.50%, 1/15/2026 (a)	EUR500,000	532,105
4.50%, 7/15/2028 (a)	EUR400,000	424,760
Lloyds Banking Group plc
4.58%, 12/10/2025	200,000	198,797
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (f)	410,000	416,738
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 4.25%, 11/26/2025 (a) (d) (e) (f)	GBP294,000	357,827
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	943,511
0.25%, 9/1/2028 (a)	EUR800,000	768,948
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	350,000	347,649
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	1,385,000	1,406,109
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (f)	EUR2,500,000	2,422,256
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	200,000	212,452
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR1,430,000	1,449,111
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR1,025,000	1,031,762
OEG Finance plc
(TW + 50.00%), 7.25%, 9/27/2029 (b)	EUR209,000	226,515
(TW + 50.00%), 7.25%, 9/27/2029 (a)	EUR250,000	270,951

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
Pinnacle Bidco plc
8.25%, 10/11/2028 (a)	EUR700,000	784,959
8.25%, 10/11/2028 (b)	EUR287,000	321,833
Punch Finance plc 6.13%, 6/30/2026 (a)	GBP838,000	1,052,984
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP854,000	1,049,418
RELX Finance BV 0.88%, 3/10/2032 (a)	EUR500,000	458,633
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (f)	285,000	289,525
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	900,000	854,245
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	665,000	692,833
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	528,956
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (f)	670,000	720,002
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)	650,000	635,349
Thames Water Utilities Finance plc 4.38%, 1/18/2031 (a)	EUR400,000	325,511
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR1,200,000	1,144,460
Vmed O2 UK Financing I plc 3.25%, 1/31/2031 (a)	EUR1,100,000	1,081,804
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR900,000	965,769
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	429,000	448,512
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (f)	EUR1,125,000	1,119,641
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (f)	EUR1,000,000	1,159,260
		46,546,259
United States — 13.7%
AbbVie, Inc.
5.05%, 3/15/2034	740,000	749,403
4.25%, 11/21/2049	897,000	773,141
Accenture Capital, Inc.
4.25%, 10/4/2031	170,000	166,279
4.50%, 10/4/2034	230,000	223,631
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	39,114
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	99,304
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	97,610
Amgen, Inc. 5.75%, 3/2/2063	200,000	203,610
Ardagh Packaging Finance plc 2.13%, 8/15/2026 (a)	EUR1,700,000	1,579,147
AT&T, Inc.
3.50%, 9/15/2053	130,000	92,896
3.55%, 9/15/2055	99,000	70,353
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	210,000	210,598
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	175,000	166,972
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	500,000	506,014
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,080,000	1,118,178
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (f)	560,000	489,834
(SOFR + 1.32%), 2.69%, 4/22/2032 (f)	249,000	218,025
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	470,000	399,103
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	312,000	320,500

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(SOFR + 1.91%), 5.43%, 8/15/2035 (f)	795,000	794,518
Baxter International, Inc. 2.54%, 2/1/2032	605,000	515,723
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	47,000	41,322
Berry Global, Inc. 5.80%, 6/15/2031 (b)	760,000	786,943
Boeing Co. (The)
6.53%, 5/1/2034 (b)	45,000	47,848
5.81%, 5/1/2050	205,000	196,011
3.95%, 8/1/2059	377,000	256,117
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	769,216
4.81%, 2/13/2033	600,000	593,687
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	43,000	42,463
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR1,150,000	1,207,236
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	207,277
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	94,000	90,995
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (d) (e) (f)	860,000	893,851
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	530,000	542,562
5.55%, 2/22/2054	230,000	237,853
5.65%, 2/22/2064	155,000	158,512
Broadcom, Inc.
4.55%, 2/15/2032	180,000	176,174
3.47%, 4/15/2034 (b)	490,000	432,195
3.14%, 11/15/2035 (b)	795,000	661,338
CCO Holdings LLC 5.13%, 5/1/2027 (b)	140,000	138,109
Cencora, Inc. 2.70%, 3/15/2031	839,000	738,203
CF Industries, Inc. 4.95%, 6/1/2043	224,000	204,810
Charter Communications Operating LLC
3.70%, 4/1/2051	308,000	204,157
3.90%, 6/1/2052	282,000	191,871
5.25%, 4/1/2053	165,000	139,709
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	560,353
5.75%, 8/15/2034 (b)	1,715,000	1,750,771
Citibank NA 5.57%, 4/30/2034	250,000	260,259
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	160,000	156,227
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	686,000	663,107
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	670,000	689,289
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (e) (f)	840,000	837,114
(SOFR + 1.34%), 4.54%, 9/19/2030 (f)	755,000	743,448
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	320,000	276,564
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	140,000	119,221
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	410,000	418,297

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(SOFR + 1.45%), 5.45%, 6/11/2035 (f)	1,045,000	1,068,532
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	833,089
6.04%, 11/15/2033 (b)	200,000	210,812
Comcast Corp.
2.80%, 1/15/2051	130,000	82,787
5.35%, 5/15/2053	1,365,000	1,343,577
2.94%, 11/1/2056	290,000	181,993
Constellation Energy Generation LLC
5.60%, 6/15/2042	210,000	212,049
6.50%, 10/1/2053	195,000	217,753
5.75%, 3/15/2054	625,000	640,298
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	189,465
Danaher Corp. 2.80%, 12/10/2051	85,000	55,924
Diamondback Energy, Inc.
3.13%, 3/24/2031	277,000	248,924
5.75%, 4/18/2054	580,000	578,030
Discovery Communications LLC 3.63%, 5/15/2030	50,000	45,222
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	60,000	63,584
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	100,000	105,339
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (f)	300,000	307,380
Duke Energy Indiana LLC 5.40%, 4/1/2053	35,000	35,239
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	45,000	46,154
5.65%, 4/1/2053	15,000	15,519
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	118,895
EMRLD Borrower LP
6.38%, 12/15/2030 (b)	EUR182,000	202,005
6.38%, 12/15/2030 (a)	EUR950,000	1,054,421
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	490,000	521,202
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	170,000	174,359
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	96,564
Enterprise Products Operating LLC 5.55%, 2/16/2055	310,000	316,273
Expand Energy Corp. 5.38%, 3/15/2030	380,000	377,252
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	263,788
Fifth Third Bancorp
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (f)	229,000	226,979
(SOFR + 1.49%), 4.90%, 9/6/2030 (f)	200,000	199,150
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	657,739
Ford Motor Credit Co. LLC
5.30%, 9/6/2029	200,000	198,049
3.63%, 6/17/2031	467,000	412,366
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	115,841
4.25%, 3/1/2030	159,000	154,007
4.63%, 8/1/2030	203,000	198,190

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
5.40%, 11/14/2034	29,000	29,432
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	113,165
Gilead Sciences, Inc.
2.80%, 10/1/2050	310,000	202,346
5.55%, 10/15/2053	119,000	123,127
Global Payments, Inc. 2.90%, 11/15/2031	265,000	231,334
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	10,000	9,582
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	355,000	336,164
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	815,000	852,821
(SOFR + 1.14%), 4.69%, 10/23/2030 (f)	690,000	684,230
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	290,000	252,002
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	190,000	162,104
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	300,000	257,730
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (d) (e) (f)	546,000	546,804
(SOFR + 1.55%), 5.33%, 7/23/2035 (f)	380,000	383,736
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	50,000	48,953
HCA, Inc.
5.20%, 6/1/2028	170,000	171,997
2.38%, 7/15/2031	370,000	312,319
5.45%, 9/15/2034	70,000	69,929
5.50%, 6/15/2047	91,000	87,151
5.25%, 6/15/2049	500,000	458,715
3.50%, 7/15/2051	150,000	103,247
4.63%, 3/15/2052	614,000	509,546
5.95%, 9/15/2054	495,000	499,099
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	372,268
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (f)	512,000	523,331
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	540,771
3.50%, 11/2/2026 (a)	150,000	146,154
6.50%, 1/16/2029 (b)	110,000	116,285
International Game Technology plc 2.38%, 4/15/2028 (a)	EUR1,000,000	1,016,276
JBS USA Holding Lux Sarl
6.75%, 3/15/2034	458,000	498,885
7.25%, 11/15/2053	290,000	336,656
JBS USA Holding Lux SARL 4.38%, 2/2/2052	120,000	93,954
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	1,094,000	1,166,819
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	229,898
Kraft Heinz Foods Co. 4.88%, 10/1/2049	250,000	225,287
Kroger Co. (The) 5.50%, 9/15/2054	655,000	649,303
Marriott International, Inc. 5.35%, 3/15/2035	220,000	221,824
Marvell Technology, Inc. 5.95%, 9/15/2033	233,000	245,622
Meta Platforms, Inc.
4.45%, 8/15/2052	148,000	132,062
5.40%, 8/15/2054	495,000	505,405
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	175,318

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (f)	690,000	659,310
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	315,000	310,955
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	455,000	459,460
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	575,000	581,165
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	870,000	888,814
(SOFR + 1.10%), 4.65%, 10/18/2030 (f)	760,000	753,265
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	173,000	147,934
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	290,000	295,307
(SOFR + 1.58%), 5.83%, 4/19/2035 (f)	300,000	314,604
(SOFR + 1.56%), 5.32%, 7/19/2035 (f)	460,000	466,696
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	140,000	115,764
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	125,000	127,847
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (f)	150,000	153,565
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	367,423
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (f)	220,000	228,961
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (f)	240,000	244,694
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (f)	116,000	118,666
Occidental Petroleum Corp.
5.20%, 8/1/2029	70,000	70,243
5.38%, 1/1/2032	65,000	64,667
OI European Group BV
6.25%, 5/15/2028 (a)	EUR200,000	219,578
6.25%, 5/15/2028 (b)	EUR180,000	197,620
5.25%, 6/1/2029 (b)	EUR261,000	279,547
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	353,091
6.15%, 1/15/2033	460,000	485,701
6.40%, 6/15/2033	360,000	386,094
PG&E Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (f)	640,000	661,409
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	321,000	300,650
(SOFR + 1.26%), 4.81%, 10/21/2032 (f)	260,000	257,492
(SOFR + 1.90%), 5.68%, 1/22/2035 (f)	110,000	113,989
PPL Capital Funding, Inc. 5.25%, 9/1/2034	45,000	45,505
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	295,000	304,680
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	88,034
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	147,662
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR800,000	908,594
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (f)	280,000	286,217
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (c) (d) (e) (f)	59,000	60,561
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	210,000	205,480
5.60%, 6/12/2034	215,000	221,591

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Texas Instruments, Inc.
5.00%, 3/14/2053	90,000	87,202
5.15%, 2/8/2054	225,000	223,343
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	92,787
TI Automotive Finance plc 3.75%, 4/15/2029 (a)	EUR650,000	674,213
T-Mobile USA, Inc. 2.63%, 2/15/2029	34,000	31,198
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	95,000	100,537
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	410,000	406,186
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	336,000	350,099
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	75,000	77,376
Uber Technologies, Inc. 5.35%, 9/15/2054	70,000	68,282
UGI International LLC 2.50%, 12/1/2029 (a)	EUR350,000	337,869
Union Electric Co. 3.90%, 4/1/2052	80,000	64,229
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	110,000	113,931
Ventas Realty LP, REIT 5.00%, 1/15/2035	325,000	317,706
Vistra Operations Co. LLC
6.00%, 4/15/2034 (b)	720,000	747,461
5.70%, 12/30/2034 (b) (k)	150,000	152,237
Warnermedia Holdings, Inc.
4.30%, 1/17/2030	EUR377,000	406,470
4.28%, 3/15/2032	1,452,000	1,310,249
5.05%, 3/15/2042	155,000	130,957
5.14%, 3/15/2052	451,000	362,539
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	780,000	799,642
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (e) (f)	320,000	331,561
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	500,000	512,778
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	390,000	399,692
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	194,796
		69,863,638
Total Corporate Bonds (Cost $346,629,633)		338,071,261
Foreign Government Securities — 26.7%
Angola — 0.1%
Republic of Angola
8.00%, 11/26/2029 (a)	210,000	189,525
8.75%, 4/14/2032 (b)	273,000	244,335
		433,860
Australia — 2.2%
Commonwealth of Australia
1.25%, 5/21/2032	AUD19,398,000	10,274,843
3.00%, 3/21/2047 (a)	AUD2,140,000	1,058,489
		11,333,332
Brazil — 3.7%
Notas do Tesouro Nacional 10.00%, 1/1/2027 (g)	BRL121,900,000	18,878,888

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Canada — 4.9%
Canada Government Bond
2.25%, 6/1/2025	CAD12,102,000	8,600,152
4.00%, 8/1/2026	CAD22,838,000	16,559,732
		25,159,884
Colombia — 0.3%
Republic of Colombia
3.13%, 4/15/2031	1,340,000	1,082,050
7.50%, 2/2/2034	370,000	371,110
		1,453,160
Costa Rica — 0.2%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	300,000	302,700
7.30%, 11/13/2054 (b)	521,000	553,237
		855,937
Czech Republic — 0.8%
Czech Republic
4.90%, 4/14/2034	CZK68,550,000	3,068,943
1.95%, 7/30/2037	CZK37,240,000	1,233,161
		4,302,104
Dominican Republic — 0.2%
Dominican Republic Government Bond
6.88%, 1/29/2026 (b)	280,000	282,520
5.30%, 1/21/2041 (b)	375,000	331,406
6.85%, 1/27/2045 (a)	660,000	676,269
		1,290,195
Egypt — 0.2%
Arab Republic of Egypt 7.63%, 5/29/2032 (a)	950,000	850,250
El Salvador — 0.1%
Republic of El Salvador 9.65%, 11/21/2054 (b)	659,000	693,268
Germany — 1.8%
Bundesobligation 2.10%, 4/12/2029 (a)	EUR2,500,000	2,661,858
Bundesrepublik Deutschland
1.70%, 8/15/2032 (a)	EUR2,370,000	2,457,263
2.30%, 2/15/2033 (a)	EUR1,090,000	1,176,808
Bundesschatzanweisungen 2.90%, 6/18/2026 (a)	EUR2,500,000	2,676,615
		8,972,544
Guatemala — 0.3%
Republic of Guatemala
6.05%, 8/6/2031 (b)	840,000	834,490
6.55%, 2/6/2037 (b)	525,000	529,100
		1,363,590

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (b)	936,000	897,390
6.75%, 9/25/2052 (b)	394,000	415,177
		1,312,567
Indonesia — 1.5%
Republic of Indonesia
6.88%, 4/15/2029	IDR37,428,000,000	2,373,894
7.00%, 2/15/2033	IDR22,841,000,000	1,452,288
6.75%, 7/15/2035	IDR59,883,000,000	3,717,893
		7,544,075
Israel — 0.1%
State of Israel Government Bond 3.38%, 1/15/2050	570,000	384,572
Italy — 0.2%
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	1,036,449
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	270,000	268,715
6.13%, 6/15/2033 (a)	570,000	517,275
6.88%, 10/17/2040 (b)	EUR730,000	673,311
		1,459,301
Kenya — 0.1%
Republic of Kenya 7.25%, 2/28/2028 (b)	780,000	751,483
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (g)	227,000	20,997
6.65%, 11/3/2028 (a) (g)	226,000	20,905
		41,902
Mexico — 2.8%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN118,020,000	5,261,086
7.50%, 5/26/2033	MXN87,370,000	3,718,472
8.00%, 5/24/2035	MXN72,630,000	3,137,255
United Mexican States
4.49%, 5/25/2032	EUR656,000	702,330
6.35%, 2/9/2035	325,000	328,148
3.77%, 5/24/2061	942,000	578,153
3.75%, 4/19/2071	1,433,000	853,083
		14,578,527
New Zealand — 0.4%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	572,590
2.75%, 4/15/2037 (a)	NZD3,201,000	1,562,341
		2,134,931

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	300,000	298,500
7.38%, 9/28/2033 (b)	327,000	276,472
		574,972
Oman — 0.2%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	300,000	302,250
6.25%, 1/25/2031 (a)	550,000	573,375
6.75%, 1/17/2048 (a)	320,000	334,138
		1,209,763
Paraguay — 0.1%
Republic of Paraguay 4.95%, 4/28/2031 (b)	550,000	534,016
Poland — 0.7%
Republic of Poland
6.00%, 10/25/2033	PLN2,179,000	555,920
2.00%, 8/25/2036	PLN10,127,239	2,217,373
5.50%, 3/18/2054	1,025,000	990,293
		3,763,586
Romania — 0.4%
Romania Government Bond
6.63%, 9/27/2029 (b)	EUR776,000	884,616
6.38%, 1/30/2034 (b)	554,000	542,289
4.63%, 4/3/2049 (b)	EUR276,000	240,177
7.63%, 1/17/2053 (b)	148,000	155,663
		1,822,745
Saudi Arabia — 0.2%
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (b)	1,246,000	1,114,002
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (a)	660,000	554,400
South Africa — 1.4%
Republic of South Africa
4.30%, 10/12/2028	490,000	464,275
4.85%, 9/30/2029	990,000	937,035
9.00%, 1/31/2040	ZAR96,800,000	4,647,703
7.95%, 11/19/2054 (b)	917,000	922,731
		6,971,744
Spain — 1.5%
Bonos and Obligaciones del Estado 1.60%, 4/30/2025 (a)	EUR7,070,000	7,437,826
Turkey — 0.6%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (a)	420,000	418,996
10.50%, 12/6/2028 (a)	380,000	414,200
Republic of Turkiye (The)
9.88%, 1/15/2028	350,000	391,453

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Turkey—continued
7.63%, 5/15/2034	568,000	591,430
6.50%, 1/3/2035	1,296,000	1,243,124
		3,059,203
United Arab Emirates — 0.0% ^
United Arab Emirates Government Bond 4.00%, 7/28/2050 (b)	400,000	267,624
United Kingdom — 0.9%
United Kingdom of Great Britain and Northern Ireland 4.25%, 3/7/2036 (a)	GBP3,456,937	4,363,590
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	88,906	85,461
Total Foreign Government Securities (Cost $149,410,936)		136,589,751
Commercial Mortgage-Backed Securities — 0.6%
United States — 0.6%
BANK Series 2018-BN13, Class C, 4.70%, 8/15/2061 (i)	118,000	100,758
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	315,000	232,868
BHMS Series 2018-ATLS, Class A, 6.16%, 7/15/2035 (b) (i)	130,000	129,940
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.30%, 2/15/2039 (b) (i)	283,345	282,992
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 1.94%, 2/28/2025 (b) (i)	1,000,000	984,629
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 (i)	28,000	25,253
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (i)	21,000	11,830
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.29%, 9/25/2027 (i)	2,066,167	50,048
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	400,000	23,781
Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	850,000	71,013
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	1,820,000	123,433
Series K088, Class X3, IO, 2.43%, 2/25/2047 (i)	880,000	74,521
FREMF Series 2018-KF46, Class B, 6.91%, 3/25/2028 (b) (i)	19,278	18,444
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.46%, 9/25/2024 (b) (i)	19,725	19,688
Series 2018-KF47, Class B, 6.96%, 5/25/2025 (b) (i)	9,422	9,350
Series 2018-KF49, Class B, 6.86%, 6/25/2025 (b) (i)	133,319	131,564
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045 (b) (i)	263,512	239,810
Series 2015-GC30, Class C, 4.19%, 5/10/2050 (i)	36,000	31,818
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (i)	62,000	44,820
Series 2015-C31, Class C, 4.78%, 8/15/2048 (i)	23,000	17,303
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.51%, 12/15/2049 (i)	28,000	22,874
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (i)	134,898	44,934
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.46%, 5/15/2048 (i)	36,000	33,235
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (i)	1,136	1,102
Series 2015-MS1, Class B, 4.15%, 5/15/2048 (i)	28,000	26,480
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 6.35%, 5/15/2039 (b) (i)	378,000	373,841
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	106,000	99,378

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (i)	51,924	50,181
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (i)	64,197	58,736
Total Commercial Mortgage-Backed Securities (Cost $3,652,153)		3,334,624
Asset-Backed Securities — 0.5%
Cayman Islands — 0.2%
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1, 6.03%, 1/22/2035 (b) (i)	250,000	250,261
Dryden CLO Ltd.
Series 2019-68A, Class ARR, 0.00%, 7/15/2035 ‡ (b) (i) (k)	330,000	330,000
Series 2019-68A, Class AR, 6.09%, 7/15/2035 (b) (i)	290,000	289,927
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 5.89%, 10/15/2030 (b) (i)	72,143	72,139
		942,327
United States — 0.3%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	45,569	44,285
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	29,480	29,503
Chase Funding Trust Series 2003-6, Class 1A7, 4.88%, 11/25/2034 (j)	50,296	49,026
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 5.62%, 1/25/2034 (i)	62,020	65,594
Exeter Automobile Receivables Trust Series 2024-3A, Class D, 5.98%, 9/16/2030	300,000	304,718
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	88,000	88,050
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	66,000	66,011
GM Financial Automobile Leasing Trust Series 2023-1, Class A3, 5.16%, 4/20/2026	93,722	93,842
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	38,417	34,728
Progress Residential Series 2021-SFR1, Class E, 2.11%, 4/17/2038 (b)	250,000	240,192
Structured Asset Investment Loan Trust Series 2005-HE3, Class M1, 5.42%, 9/25/2035 (i)	3,413	3,392
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	557,410	521,820
		1,541,161
Total Asset-Backed Securities (Cost $2,500,651)		2,483,488
Supranational — 0.4%
European Union, 3.00%, 3/4/2053 (a) (Cost $2,031,753)	EUR2,035,000	2,104,995
Collateralized Mortgage Obligations — 0.4%
United States — 0.4%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	66,135	58,946
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	45,976	39,590
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	109,192	58,108
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.65%, 2/25/2037 (i)	7,388	7,264
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	39,689	16,881
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.03%, 1/25/2043 (b) (i)	266,905	272,973
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 1.68%, 2/15/2044 (i)	330,773	43,914
Series 4689, Class SD, IF, IO, 1.23%, 6/15/2047 (i)	221,792	25,126
Series 5022, IO, 3.00%, 9/25/2050	340,535	58,159

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
United States — continued
Series 5023, Class MI, IO, 3.00%, 10/25/2050	600,335	101,765
Series 4839, Class WS, IF, IO, 1.18%, 8/15/2056 (i)	1,586,690	210,768
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	234,029	6,025
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	301,498	17,777
Series 2012-93, Class SE, IF, IO, 1.25%, 9/25/2042 (i)	64,909	6,968
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	66,186	11,312
Series 2015-40, Class LS, IF, IO, 1.32%, 6/25/2045 (i)	172,078	18,909
Series 2017-31, Class SG, IF, IO, 1.25%, 5/25/2047 (i)	574,120	63,727
Series 2017-39, Class ST, IF, IO, 1.25%, 5/25/2047 (i)	158,777	18,501
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (i)	18,786	298
GNMA Series 2015-H13, Class GI, IO, 1.61%, 4/20/2065 (i)	37,801	947
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 5.26%, 7/25/2029 (i)	5,995	5,856
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 6.62%, 7/25/2034 (i)	8,576	8,303
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (b) (j)	916,824	910,515
Total Collateralized Mortgage Obligations (Cost $2,233,766)		1,962,632
	SHARES
Common Stocks — 0.0% ^
United States — 0.0% ^
Windstream Holdings, Inc. ‡ *(Cost $—)	16	280
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (l) (m) (Cost $8,285,248)	8,285,248	8,285,248
Total Investments — 96.4% (Cost $514,744,140)		492,832,279
Other Assets in Excess of Liabilities — 3.6%		18,177,964
NET ASSETS — 100.0%		511,010,243

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $18,725,662 or 3.66% of the
Fund’s net assets as of November 30, 2024.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2024.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-BTP	91	12/06/2024	EUR	11,821,471	354,602
Euro-Buxl 30 Year Bond	6	12/06/2024	EUR	888,431	45,230
U.S. Treasury 10 Year Note	242	03/20/2025	USD	26,914,938	290,367
U.S. Treasury 10 Year Ultra Note	192	03/20/2025	USD	22,050,000	300,956
U.S. Treasury Long Bond	11	03/20/2025	USD	1,315,188	34,265
Long Gilt	51	03/27/2025	GBP	6,222,777	91,503
U.S. Treasury 2 Year Note	109	03/31/2025	USD	22,467,625	56,061
U.S. Treasury 5 Year Note	227	03/31/2025	USD	24,432,648	186,046
					1,359,030
Short Contracts
Euro-Bobl	(40)	12/06/2024	EUR	(5,068,596)	(72,570)
Euro-Bund	(44)	12/06/2024	EUR	(6,271,980)	(35,438)
Euro-Schatz	(7)	12/06/2024	EUR	(792,098)	(3,056)
Japan 10 Year Bond	(17)	12/13/2024	JPY	(16,247,235)	126,082
U.S. Treasury 10 Year Ultra Note	(30)	03/20/2025	USD	(3,445,312)	(60,532)
U.S. Treasury Long Bond	(9)	03/20/2025	USD	(1,076,063)	(27,957)
U.S. Treasury Ultra Bond	(140)	03/20/2025	USD	(17,828,125)	(646,284)
U.S. Treasury 2 Year Note	(8)	03/31/2025	USD	(1,649,000)	(4,016)
U.S. Treasury 5 Year Note	(168)	03/31/2025	USD	(18,082,312)	(134,709)
					(858,480)
					500,550

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	184,921,657	USD	194,796,473	HSBC Bank, NA	12/4/2024	627,069
GBP	6,995,227	USD	8,857,802	BNP Paribas	12/4/2024	43,261
USD	1,259,377	EUR	1,155,000	Citibank, NA	12/4/2024	38,783
USD	196,495,518	EUR	180,532,017	HSBC Bank, NA	12/4/2024	5,710,909
USD	8,549,698	GBP	6,583,043	HSBC Bank, NA	12/4/2024	173,118
EUR	204,315	USD	216,045	HSBC Bank, NA	1/3/2025	173
AUD	103,989	USD	67,620	BNP Paribas	1/6/2025	227
CLP	509,442,718	USD	517,742	Barclays Bank plc**	1/6/2025	5,000
CLP	5,762,985,517	USD	5,894,563	Citibank, NA**	1/6/2025	18,865
EUR	3,465,713	HUF	1,412,416,525	Barclays Bank plc	1/6/2025	58,719
EUR	174,357	USD	183,043	Barclays Bank plc	1/6/2025	1,497
EUR	253,637	USD	267,775	HSBC Bank, NA	1/6/2025	675
KRW	3,525,685,950	USD	2,525,274	Citibank, NA**	1/6/2025	5,531
MXN	78,973,884	CAD	5,320,762	Goldman Sachs International	1/6/2025	62,720
MXN	21,759,063	USD	1,051,131	BNP Paribas	1/6/2025	14,682
SGD	4,518,435	USD	3,358,096	BNP Paribas	1/6/2025	21,005
SGD	5,071,651	USD	3,774,168	Goldman Sachs International	1/6/2025	18,655
THB	129,956,937	USD	3,770,354	Goldman Sachs International	1/6/2025	30,085
TWD	16,857,356	USD	519,965	Bank of America NA**	1/6/2025	151
TWD	105,554,065	USD	3,242,863	Citibank, NA**	1/6/2025	13,893
USD	17,184,109	BRL	100,363,620	Citibank, NA**	1/6/2025	572,995
USD	2,444,257	BRL	14,641,100	Goldman Sachs International**	1/6/2025	21,019
USD	3,721,655	CNY	26,634,400	Citibank, NA**	1/6/2025	8,284
USD	103,219	EUR	97,341	HSBC Bank, NA	1/6/2025	193
USD	1,456,337	HUF	569,121,771	Barclays Bank plc	1/6/2025	1,956
USD	3,302,009	HUF	1,285,256,213	BNP Paribas	1/6/2025	17,560
USD	501,213	HUF	193,723,153	Goldman Sachs International	1/6/2025	6,156
USD	1,256,446	INR	106,279,042	Barclays Bank plc**	1/6/2025	1,876
USD	3,780,427	INR	319,294,842	Goldman Sachs International**	1/6/2025	11,314
USD	3,736,830	SGD	4,990,835	Citibank, NA	1/6/2025	4,445
ZAR	15,733,675	USD	863,453	Goldman Sachs International	1/6/2025	7,034
ZAR	34,235,246	USD	1,885,180	HSBC Bank, NA	1/6/2025	8,930
ZAR	34,144,271	USD	1,885,174	Morgan Stanley	1/6/2025	3,903
PLN	6,574,122	USD	1,613,320	BNP Paribas	1/7/2025	2,579
PLN	2,855,413	USD	690,732	Goldman Sachs International	1/7/2025	11,119
USD	647,481	COP	2,860,831,541	Goldman Sachs International**	1/7/2025	5,356
TRY	69,791,269	USD	1,628,544	Barclays Bank plc	1/22/2025	279,606
TRY	77,416	USD	1,911	Morgan Stanley	1/22/2025	206
Total unrealized appreciation						7,809,549
EUR	1,678,734	USD	1,825,505	Barclays Bank plc	12/4/2024	(51,434)
EUR	603,012	USD	646,676	HSBC Bank, NA	12/4/2024	(9,418)
USD	5,826,306	EUR	5,516,387	BNP Paribas	12/4/2024	(3,362)
USD	520,846	GBP	412,184	Citibank, NA	12/4/2024	(3,637)
USD	195,057,398	EUR	184,921,657	HSBC Bank, NA	1/3/2025	(637,789)
USD	9,095,488	GBP	7,185,192	BNP Paribas	1/3/2025	(47,116)
BRL	13,369,214	USD	2,262,931	BNP Paribas**	1/6/2025	(50,201)
BRL	10,968,300	USD	1,878,938	Goldman Sachs International**	1/6/2025	(63,582)
CLP	1,794,452,030	USD	1,883,504	Citibank, NA**	1/6/2025	(42,208)
CLP	1,794,452,029	USD	1,886,018	Merrill Lynch International**	1/6/2025	(44,722)
EUR	3,014,998	USD	3,208,235	Barclays Bank plc	1/6/2025	(17,151)
HUF	1,491,415,144	EUR	3,610,694	Barclays Bank plc	1/6/2025	(10,288)
SGD	4,904,204	USD	3,721,655	Citibank, NA	1/6/2025	(54,058)
TWD	41,737,334	USD	1,290,978	Barclays Bank plc**	1/6/2025	(3,218)
USD	1,890,886	AUD	2,907,200	Goldman Sachs International	1/6/2025	(5,893)
USD	14,897,354	AUD	23,024,710	HSBC Bank, NA	1/6/2025	(124,938)
USD	2,326,630	AUD	3,583,267	Merrill Lynch International	1/6/2025	(11,244)
USD	2,495,879	BRL	15,140,000	Goldman Sachs International**	1/6/2025	(9,932)

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	6,232,297	CAD	8,724,798	BNP Paribas	1/6/2025	(8,020)
USD	17,464,660	CAD	24,462,924	Morgan Stanley	1/6/2025	(32,180)
USD	1,382,461	CNY	9,996,481	BNP Paribas**	1/6/2025	(11,249)
USD	4,324,639	CZK	103,960,039	Goldman Sachs International	1/6/2025	(30,710)
USD	44,665	EUR	42,349	Goldman Sachs International	1/6/2025	(157)
USD	24,758,328	EUR	23,521,196	HSBC Bank, NA	1/6/2025	(136,598)
USD	4,457,447	GBP	3,522,294	HSBC Bank, NA	1/6/2025	(24,327)
USD	7,854,531	IDR	125,483,992,815	Goldman Sachs International**	1/6/2025	(52,717)
USD	12,049,728	MXN	249,992,255	HSBC Bank, NA	1/6/2025	(195,513)
USD	2,085,240	NZD	3,557,996	Citibank, NA	1/6/2025	(22,969)
USD	1,885,177	SGD	2,523,291	Citibank, NA	1/6/2025	(1,860)
USD	5,637,196	SGD	7,579,331	Goldman Sachs International	1/6/2025	(30,988)
USD	3,463,360	THB	121,331,905	HSBC Bank, NA	1/6/2025	(84,849)
USD	4,256,267	ZAR	78,349,704	Barclays Bank plc	1/6/2025	(78,534)
USD	1,838,138	COP	8,254,893,140	Goldman Sachs International**	1/7/2025	(14,706)
USD	1,670,501	TRY	69,868,686	Goldman Sachs International	1/22/2025	(239,765)
Total unrealized depreciation						(2,155,333)
Net unrealized appreciation						5,654,216

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2024:

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.16 annually	Pay	12/18/2026	EUR59,200,000	—	96,756	96,756
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR25,200,000	—	277,676	277,676
1 day SOFR annually	3.62 annually	Receive	7/15/2036	USD14,714,000	—	37,040	37,040
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD41,810,000	(7,483)	300,378	292,895
					(7,483)	711,850	704,367

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD9,964,000	5,076	(273,112)	(268,036)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL18,896,360	—	(159,789)	(159,789)
1 day CDI at termination	11.30 at termination	Pay	1/4/2027	BRL18,880,536	—	(155,755)	(155,755)
1 day SOFR annually	3.46 annually	Pay	7/15/2028	USD63,383,000	—	(173,678)	(173,678)
1 day SOFR annually	3.88 annually	Receive	8/15/2034	USD14,377,000	2,852	(240,641)	(237,789)
					7,928	(1,002,975)	(995,047)
					445	(291,125)	(290,680)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	1.92%
1 day SOFR	4.59
6 month EURIBOR	2.70

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$612,327	$330,000	$942,327
United States	—	1,541,161	—	1,541,161
Total Asset-Backed Securities	—	2,153,488	330,000	2,483,488
Collateralized Mortgage Obligations
United States	—	1,052,117	910,515	1,962,632
Commercial Mortgage-Backed Securities	—	3,334,624	—	3,334,624
Common Stocks	—	—	280	280
Corporate Bonds	—	338,071,261	—	338,071,261
Foreign Government Securities	—	136,589,751	—	136,589,751
Supranational	—	2,104,995	—	2,104,995
Short-Term Investments
Investment Companies	8,285,248	—	—	8,285,248
Total Investments in Securities	$8,285,248	$483,306,236	$1,240,795	$492,832,279
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$7,809,549	$—	$7,809,549
Futures Contracts	1,485,112	—	—	1,485,112
Swaps	—	711,850	—	711,850
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(2,155,333)	—	(2,155,333)
Futures Contracts	(984,562)	—	—	(984,562)
Swaps	—	(1,002,975)	—	(1,002,975)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$500,550	$5,363,091	$—	$5,863,641
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	$12,140,460	$157,386,354	$161,241,566	$—	$—	$8,285,248	8,285,248	$434,052	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.